Summary of Significant Accounting Policies (Research and Development and Software Development Costs) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Research and development	$ 146,344	$ 55,997	$ 1,611,826	$ 246,667